FAIR VALUE MEASUREMENTS (Q2) - Fair Value of Held-to-Maturity Securities (Details) - U.S. Treasury Securities [Member] - Fair Value, Recurring [Member] - Level 1 [Member]	Dec. 31, 2025 USD ($)
FAIR VALUE MEASUREMENTS [Abstract]
Amortized Cost	$ 91,837,137
Gross Holding Gain	35,047
Fair Value	$ 91,872,184